PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2022
PROPERTY, PLANT AND EQUIPMENT.
PROPERTY, PLANT AND EQUIPMENT

7 Property, plant and equipment

Accounting policy

Property, plant and equipment

Owned assets

Items of property, plant and equipment are stated at cost less accumulated depreciation and any accumulated impairment losses.

Depreciation is calculated to write off the cost of items of property, plant and equipment less their estimated residual values using the straight‑line method over their estimated useful lives, and is ultimately recognised in profit or loss. Leased assets are depreciated over the shorter of the lease term and their useful lives unless it is reasonably certain that the Group will obtain ownership by the end of the lease term. Freehold land is not depreciated. The estimated useful lives of items of property, plant and equipment is 3–20 years and for buildings is 20–50 years.

Assets in course of construction are not depreciated until they are available for use.

Depreciation methods, useful lives and residual values are reviewed at each reporting date and adjusted if appropriate.

Finance costs relating to the purchase or construction of property, plant and equipment and intangible assets that take longer than one year to complete are capitalised based on the Group weighted average borrowing costs. All other finance costs are expensed as incurred.

Leased assets

The assessment of whether a contract is or contains a lease takes place at the inception of the contract. The assessment involves whether the Group obtains substantially all the economic benefits from the use of that asset and whether the Group has the right to direct the use of the asset. The Group allocates the consideration in the contract to each lease and non-lease component. The non-lease component, where it is separately identifiable, is not included in the right-of-use asset.

The Group leases many assets including properties, motor vehicles and office equipment. The Group availed itself of the exemptions for short-term leases and leases of low-value items for leases other than those for properties and motor vehicles. The use of these exemptions does not have a material impact. The Group recognises a right-of-use asset and a lease liability at the commencement of the lease. The right-of-use asset is initially measured based on the present value of lease payments that are not paid at the commencement date plus initial direct costs less any incentives received. The lease payments are discounted using an incremental borrowing rate which is country-specific and reflective of the lease term. The right-of-use asset is depreciated over the shorter of the lease term or the useful life of the underlying asset.

Cash flows arising on lease interest payments are included in operating cash flows whereas cash flows arising on the capital repayments of the lease liability are included in financing cash flows.

Impairment of assets

The carrying values of property, plant and equipment are reviewed for impairment when events or changes in circumstances indicate the carrying value may be impaired. If any such indication exists, the recoverable amount of the asset is estimated in order to determine the extent of impairment loss. Where it is not possible to estimate the recoverable amount of an individual asset, the Group estimates the recoverable amount of the cash-generating unit to which it belongs.

An asset’s recoverable amount is the higher of an asset’s or cash-generating unit’s fair value less costs to sell and its value-in-use. In assessing value-in-use, its estimated future cash flow is discounted to its present value using a pre-tax discount rate that reflects the current market assessment of the time value of money and the risks specific to the asset.

Group financial statements continued

Notes to the Group accounts continued

7 Property, plant and equipment continued

			Plant and equipment		Assets in
		Land and			course of
		buildings	Instruments	Other	construction	Total
	Notes	$ million	$ million	$ million	$ million	$ million
Cost
At 1 January 2021		616	1,676	1,244	216	3,752
Exchange adjustment		(9)	(53)	(16)	(1)	(79)
Acquisitions	21	9	9	2	2	22
Additions		53	151	40	161	405
Disposals		(10)	(88)	(28)	2	(124)
Impairment		–	–	(6)	–	(6)
Transfers		29	(1)	46	(77)	(3)
At 31 December 2021		688	1,694	1,282	303	3,967
Exchange adjustment		(18)	(66)	(39)	(6)	(129)
Acquisitions	21	–	2	–	–	2
Additions		51	129	24	136	340
Disposals		(45)	(58)	(49)	(1)	(153)
Impairment		–	–	–	(3)	(3)
Transfers		50	9	114	(173)	–
At 31 December 2022		726	1,710	1,332	256	4,024
Depreciation and impairment
At 1 January 2021		199	1,233	871	–	2,303
Exchange adjustment		(4)	(43)	(13)	–	(60)
Charge for the year		62	178	86	–	326
Impairment		–	–	(5)	–	(5)
Disposals		(10)	(75)	(25)	–	(110)
Transfers		2	(1)	(1)	–	–
At 31 December 2021		249	1,292	913	–	2,454
Exchange adjustment		(8)	(52)	(29)	–	(89)
Charge for the year		62	172	85	–	319
Impairment		18	8	1	–	27
Disposals		(37)	(58)	(47)	–	(142)
Transfers		–	4	(4)	–	–
At 31 December 2022		284	1,366	919	–	2,569
Net book amounts
At 31 December 2022		442	344	413	256	1,455
At 31 December 2021		439	402	369	303	1,513

Land and buildings includes land with a cost of $22m (2021: $23m) that is not subject to depreciation. Transfers from assets in course of construction includes $nil (2021: $3m) of software. Assets under construction in 2022 reflect that the Group is undergoing investment in its manufacturing facilities including expanding facilities in Malaysia and Costa Rica, and the development of new manufacturing facility in Hull, UK. Group capital expenditure relating to property, plant and equipment contracted but not provided for amounted to $20m (2021: $52m). The amount of borrowing costs capitalised in 2022 and 2021 was minimal.

Information about the Group’s right-of-use assets is outlined below:

	Land and buildings	Plant and equipment
2022	$ million	$ million
Additions	49	10
Depreciation charge in the year	44	12
Net book value at 31 December	160	27